Discontinued Operation of LGC	12 Months Ended
Jul. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATION OF LGC

NOTE 4 – DISCONTINUED OPERATION OF LGC

On January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC. The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 plus interest at an interest rate of 10% per annum on the unpaid amount if the principal amount of $2,300,000 is not paid by January 14, 2022. All principal and accrued and unpaid interest shall be due on January 14, 2023.

Upon completion of the Disposition, the Company does not bear any contractual commitment or obligation to the media business or the employees of LGC, nor to the Buyers.

On January 29, 2021, management was authorized to approve and commit to a plan to sell LGC, therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net loss separate from the net loss of continuing operations in accordance with ASC 205-20-45. The following is a reconciliation of net loss of $5.5 million from disposition in the consolidated statements of operations and comprehensive loss:

As of January 29, 2021
Share consideration of 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), at $1.08 per share ($5.40 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) on January 29, 2021	$5,999,992
Cash consideration	2,300,000
Consideration in exchange for the disposal	8,299,992
Noncontrolling interest of LGC	16,516,711
Less: Net liabilities (comprised of assets of $7,804,412 and liabilities of $11,001,011)	3,196,599
28,013,302
Impairment of goodwill relating to discontinued operations	(25,902,394)
Impairment of intangible assets relating to discontinue operations	(6,986,615)
Amortization of intangible assets arising from acquisition of LGC	(608,031)
Net loss from disposal of discontinued operations	$(5,483,738)

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of January 29, 2021 and July 31, 2020.

	January 29, 2021	July 31, 2020

Carrying amounts of major classes of assets held for sale:
Cash	$6,297	$18,601
Accounts receivable	1,241,178	939,392
Other current assets	992,333	596,591
Goodwill		25,902,394
Intangible assets		7,594,646
Property and equipment, net	2,125,388	2,017,151
Right of use assets	3,422,985	3,147,825
Other noncurrent assets	16,231	328,308
Total assets of disposal group	$7,804,412	$40,544,908
Carrying amounts of major classes of liabilities held for sale:
Short-term borrowings	$154,842	$143,248
Taxes payable	3,618,661	3,344,048
Other current liabilities	3,502,209	1,932,614
Lease liabilities	3,725,299	3,496,070
Total liabilities of disposal group	$11,001,011	$8,915,980

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive loss for the years ended July 31, 2021, 2020 and 2019.

	For the years ended July 31,
	2021	2020	2019
Discontinued Operations
Revenues	$2,117,551	$40,872	$-
Cost of revenues	(1,557,277)	(227,410)	-
Total operating expenses	(1,714,341)	(5,000,409)	-
Loss from operations	(1,154,067)	(5,186,947)	-
Impairment of goodwill and property and equipment	-	(5,673,234)
Total other income (expense), net	12,220	(75,891)	-
Income tax expenses	(313)	(76,264)	-
Net loss from discontinued operations, net of tax	(1,142,160)	(11,012,336)	-
Net loss from disposal of discontinued operations	(5,483,738)	-	-
Net Loss from Discontinued Operations	$(6,625,898)	$(11,012,336)	$-